Report of the directors financial review risk report - Wholesale analysis (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
ECL, weight assigned to scenarios	100.00%
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (11,600)	$ (12,200)
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ (2,600)	(3,100)
UK | Wholesale
Disclosure of financial assets [line items]
ECL, weight assigned to scenarios	100.00%
UK | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 432,013	483,273
UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(730)	(920)
UK | Allowance for ECL | Wholesale | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(509)	(727)
UK | Allowance for ECL | Wholesale | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(433)	(590)
UK | Allowance for ECL | Wholesale | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(613)	(944)
UK | Allowance for ECL | Wholesale | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(923)
UK | Allowance for ECL | Wholesale | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(1,851)	(1,985)
US | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	216,976	227,817
US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(247)	(227)
US | Allowance for ECL | Wholesale | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(219)	(204)
US | Allowance for ECL | Wholesale | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(198)	(155)
US | Allowance for ECL | Wholesale | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(245)	(317)
US | Allowance for ECL | Wholesale | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(266)
US | Allowance for ECL | Wholesale | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	$ (371)	(391)
Hong Kong | Wholesale
Disclosure of financial assets [line items]
ECL, weight assigned to scenarios	100.00%
Hong Kong | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 433,612	434,608
Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(534)	(767)
Hong Kong | Allowance for ECL | Wholesale | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(415)	(652)
Hong Kong | Allowance for ECL | Wholesale | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(286)	(476)
Hong Kong | Allowance for ECL | Wholesale | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(703)	(984)
Hong Kong | Allowance for ECL | Wholesale | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(640)
Hong Kong | Allowance for ECL | Wholesale | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(1,313)	(1,869)
Mainland China | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	131,552	120,627
Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(216)	(149)
Mainland China | Allowance for ECL | Wholesale | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(144)	(113)
Mainland China | Allowance for ECL | Wholesale | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(62)	(36)
Mainland China | Allowance for ECL | Wholesale | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(298)	(216)
Mainland China | Allowance for ECL | Wholesale | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(379)
Mainland China | Allowance for ECL | Wholesale | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	$ (729)	(806)
Canada | Wholesale
Disclosure of financial assets [line items]
ECL, weight assigned to scenarios	100.00%
Canada | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 83,132	85,117
Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(116)	(151)
Canada | Allowance for ECL | Wholesale | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(28)	(98)
Canada | Allowance for ECL | Wholesale | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(18)	(61)
Canada | Allowance for ECL | Wholesale | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(52)	(150)
Canada | Allowance for ECL | Wholesale | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(86)
Canada | Allowance for ECL | Wholesale | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(717)	(1,121)
Mexico | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	24,919	23,054
Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(79)	(118)
Mexico | Allowance for ECL | Wholesale | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(62)	(80)
Mexico | Allowance for ECL | Wholesale | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(48)	(61)
Mexico | Allowance for ECL | Wholesale | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(90)	(123)
Mexico | Allowance for ECL | Wholesale | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(151)
Mexico | Allowance for ECL | Wholesale | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(223)	(358)
UAE | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	44,323	44,767
UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(84)	(158)
UAE | Allowance for ECL | Wholesale | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(71)	(122)
UAE | Allowance for ECL | Wholesale | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(41)	(73)
UAE | Allowance for ECL | Wholesale | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(105)	(214)
UAE | Allowance for ECL | Wholesale | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(115)
UAE | Allowance for ECL | Wholesale | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(155)	(711)
France | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	177,515	163,845
France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(142)	(133)
France | Allowance for ECL | Wholesale | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(122)	(121)
France | Allowance for ECL | Wholesale | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(109)	(106)
France | Allowance for ECL | Wholesale | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(146)	(162)
France | Allowance for ECL | Wholesale | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(158)
France | Allowance for ECL | Wholesale | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	$ (182)	$ (187)